Significant judgments and sources of estimation uncertainties - Trade accounts and other receivables from unrelated parties and expected credit losses (Details)	12 Months Ended
Dec. 31, 2025 country
Trade accounts and other receivables from unrelated parties and expected credit losses
Number of countries Company sells health care products	140
Number of countries Company operates dialysis clinics	30
Additional percentage of uncollectible receivables for sensitivity analysis	1.00%
Percentage of operating income reduced, if 1% of trade accounts receivable were uncollectible	1.80%
Care Delivery | United States
Trade accounts and other receivables from unrelated parties and expected credit losses
Number of days collection process started, after service is provided or upon the expiration of the time provided by contract	30 days